Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110




November 25, 2009



VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Ibbotson Asset Allocation Series (the "Trust")
     Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File Nos. 333-114788; 811-21569)

Ladies and Gentlemen:

On behalf of Pioneer Ibbotson Asset Allocation Series, a Delaware statutory trust (the "Trust"), we are hereby filing Post-Effective Amendment No. 11 to the Registration Statement for the Trust
(the "Amendment"), relating to Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Moderate Allocation Fund, Pioneer Ibbotson Growth Allocation Fund and Pioneer Ibbotson Aggressive Allocation Fund (the "Funds"), each a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act").

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on December 1, 2009, for the purpose of including the financial statements of the Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,


/s/ Jeremy B. Kantrowitz, Esq.
-----------------------------
    Jeremy B. Kantrowitz, Esq.


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.